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                      [BELL, BOYD & LLOYD LLC LETTERHEAD]



                                   May 1, 2002

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

                             CALAMOS ADVISORS TRUST
                       1933 ACT REGISTRATION NO. 333-72511
                       1940 ACT REGISTRATION NO. 811-09237

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Calamos Advisors Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 29, 2002.

                                           Very truly yours,

                                           BELL, BOYD & LLOYD LLC



                                           By  /s/ Cameron S. Avery
                                             --------------------------------
                                                Cameron S. Avery